Land use right net (Tables)	6 Months Ended
Mar. 31, 2024
Land use right net
Schedule of right to use land
	March 31,	September 30,
	2024	2023
	(unaudited)
Land use right	$6,959,643	$6,887,433
Less: accumulated amortization	(341,761)	(233,767)
Land use right, net	$6,617,882	$6,653,666

Schedule of future amortization expenses
Amortization
expense
Remainder of fiscal 2024	$154,405
Fiscal 2025	308,809
Fiscal 2026	308,809
Fiscal 2027	308,809
Fiscal 2028	308,809
Thereafter	5,228,241
Total	$6,617,882